Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Components of Lease Expense

The following table summarizes the components of lease expense:

(in thousands)	June 30, 2023
Operating lease expense	$7,137

Finance lease expense
Amortization of right-of-use assets	286
Interest on lease liabilities	33
Total finance lease expense	319
Variable lease expense	896
Short-term lease expense	234
Total lease expense	$8,586

Schedule of Supplemental Balance Sheet Items Related to Leases

The following table summarizes supplemental balance sheet items related to leases:

(in thousands)	June 30, 2023
Operating Leases
Operating lease right-of-use assets	$32,945

Current portion of operating lease liabilities	6,243
Long-term operating lease liabilities	26,792
Total operating lease liabilities	33,035

Finance Leases
Finance lease right-of-use assets	630

Current portion of finance lease liabilities	304
Long-term finance lease liabilities	334
Total finance lease liabilities	$638

Schedule of Weighted Average Remaining Lease Term and Discount Rate

The following table summarizes the weighted-average remaining lease term and discount rate:

Weighted-average remaining lease term (in years)
Operating leases	6.0
Finance leases	2.6

Weighted-average discount rate
Operating leases	5.0%
Finance leases	5.0%

The cash paid for amounts included in the measurement of lease liabilities for operating leases was $6.2 million for the year ended June 30, 2023.

Schedule of Future Minimum Lease Payments

The minimum annual payments under our lease agreements as of June 30, 2023 are as follows:

(in thousands)	Operating Leases	Finance Leases
2024	$6,871	$328
2025	6,478	199
2026	6,520	116
2027	6,166	22
2028	4,344	12
Thereafter	7,784	2
Total lease payments	38,163	679
Less imputed interest	(5,128)	(41)
Present value of lease liabilities	33,035	638
Current portion of lease liabilities	(6,243)	(304)
Total long term lease liabilities	$26,792	$334

Note - Table excludes obligations for leases with original terms of 12 months or less which have not been recognized as ROU assets or liabilities in our consolidated balance sheets.